CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
OTHER INCOME (LOSS)
Interest income	$ 47,691	$ 651
Gain on disposition of marketable securities	48,360	0
Loss on settlement of debt (Note 11)	(70,221)	(495,101)
Write-down of property, plant and equipment (Note 7)	(556,558)	0
Loss on sale of equipment	0	(9,432)
Loss on impairment of marketable securities (Note 5)	(13,769)	(46,629)
Foreign currency gain	51,142	12,710
Net OTHER INCOME (LOSS)	(493,355)	(537,801)
EXPENSES
Corporate general and administrative	4,111,563	3,143,259
Mixed Company (Note 8)	1,648,043	0
Debt restructuring (Note 11)	0	1,399,148
Exploration	320,611	249,619
Legal and accounting	867,965	270,138
Arbitration and settlement (Note 3)	2,785,817	2,153,123
Equipment holding costs	796,680	752,288
Interest expense (Note 11)	10,521,658	9,630,521
Total EXPENSES	21,052,337	17,598,096
Net loss for the year	$ (21,545,692)	$ (18,135,897)
Net loss per share, basic and diluted	$ (0.26)	$ (0.24)
Weighted average common shares outstanding, basic and diluted	84,456,074	76,118,236